Share-based compensation plan (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]

		Number of shares
Year of grant	Fair value on grant date	31/12/2024	Granted during of the year	Cancelled	Exercised (1)	31/03/2025	Available for completion	Restricted year for transfer of shares
								2025	2026	2027	2028
2020	R$38.50	33,384	1,083			34,467	34,467
2021	R$62.25	874,480	28,375	(13,046)	(358,000)	531,809	404,570	127,239
2022	R$57.48	3,461,437	112,251	(98,593)	(979,322)	2,495,773		2,148,353	323,447	23,973
2023	R$48.84	3,052,179	98,965	(95,361)	(63,225)	2,992,558		29,253	2,670,308	292,997
2024	R$56.53	2,675,017	86,665	(46,819)	(37,191)	2,677,672			2,987	2,476,946	197,739
2025	R$60.53		1,683,347	(4,095)	(17,401)	1,661,851					1,661,851
		10,096,497	2,010,686	(257,914)	(1,455,139)	10,394,130	439,037	2,304,845	2,996,742	2,793,916	1,859,590

Book value		361,974	83,198		(83,277)	361,895
Book value of the previous year		268,489	173,486		(80,001)	361,974
(1)The average price of the share options exercised and exercised due to termination of employment on March 31, 2025 was R$60.25 (R$42.36 as at December 31, 2024).

Disclosure of number and weighted average exercise prices of share options [text block]

		Number of stock options
Year of grant	Fair value on grant date	31/12/2024	Shares granted/provisioned	Exercised	31/03/2025	Restricted year for transfer of shares
						2025	2026	2027	2028	2029	2030
2022	R$53.81	115,800	3,758	(119,558)
2023	R$51.41	383,568	12,448		396,016		277,249	118,767
2024	R$55.77	2,480,743	80,509		2,561,252	348,417	227,697	312,564		1,672,574
2025	R$61.39		267,096		267,096				150,604		116,492
Number of stock options		2,980,111	363,811	(119,558)	3,224,364	348,417	504,946	431,331	150,604	1,672,574	116,492

Book value		60,226	11,038	(6,437)	64,827
Book value of the previous year		26,744	81,276	(47,794)	60,226